Net (Loss) Income Per Share - Schedule of Net (Loss) Income Per Share (Details) - Successor [Member] - shares	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016
Weighted average shares outstanding - Basic	21,900,106	15,403,925	14,318,764	17,878,784
Series B preferred stock	2,278,456
Warrant to acquire common stock	75,827
Weighted average shares outstanding - Diluted	24,254,389	15,403,925	14,318,764	17,878,784